Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 6,439	$ 7,094
Accumulated Amortization	(5,111)	(4,616)
Net Value	1,328	2,478
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,375	3,178
Accumulated Amortization	(2,897)	(2,093)
Net Value	478	1,085
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,434	2,075
Accumulated Amortization	(1,196)	(1,586)
Net Value	238	489
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,018	1,091
Accumulated Amortization	(493)	(413)
Net Value	525	678
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	612	577
Accumulated Amortization	(525)	(380)
Net Value	$ 87	197
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		173
Accumulated Amortization		(144)
Net Value		$ 29